Initial Class Shares | SC Columbia Small Cap Value Fund
FUND SUMMARY SCSM Columbia Small Cap Value Fund
INVESTMENT GOAL
Long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Initial Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Initial Class Shares SC Columbia Small Cap Value Fund Initial Class
Management Fee		0.90%
Other Expenses		0.34%
Total Annual Fund Operating Expenses		1.24%
Fee Waiver and Expense Reimbursement		(0.08%)
Net Annual Fund Operating Expenses	[1]	1.16%
[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Initial Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Initial Class Shares SC Columbia Small Cap Value Fund Initial Class	118	386	673	1,493

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies that Columbia Management Investment Advisers, LLC, the fund’s subadviser, believes to be undervalued. The subadviser considers small capitalization companies to be companies that, at the time of purchase, have market capitalizations in the range of the companies in the Russell 2000® Value Index (between $37 million and $3.7 billion as of December 31, 2011). This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”). The fund may invest in real estate investment trusts (“REITs”).

The subadviser may sell a security when its price reaches a target that is based on a risk-adjusted return expectation over the subadviser’s time horizon; if the subadviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or if the security appreciates to a market capitalization larger than that of the largest market capitalization in the benchmark. The subadviser may also sell a security to reduce the fund’s holding when it grows larger than the security’s weighting in the benchmark or for other reasons.

How Investments Are Selected

The subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The subadviser considers, among other factors:
  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects or other factors;
  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
  a company’s current operating margins relative to its historic range and future potential; and
  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
  The fund’s value investment style and small cap focus do not produce favorable results relative to market trends.
  Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally. REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.
  The fund has a significant portion of its assets invested in securities of companies conducting business in the same industry or in a closely related group of industries within an economic sector, which could make the fund more vulnerable to unfavorable developments in an industry or sector than funds that invest more broadly.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Initial Class shares by showing changes in the total return of the fund’s Initial Class shares from year to year and by comparing the average annual total returns of the fund’s Initial Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Columbia Management Investment Advisers, LLC became the fund’s subadviser on May 1, 2010.
Year-by-year total returns for Initial Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.44%	2nd Quarter 2009

Lowest	(21.49)%	3rd Quarter 2011

Average annual total returns for Initial Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Initial Class Shares SC Columbia Small Cap Value Fund	One Year	Since Inception	Inception Date
Initial Class	(6.32%)	5.43%	Oct. 01, 2008
Russell 2000 Value Index (reflects no deduction for fees or expenses)	(5.50%)	1.97%	Oct. 01, 2008